Note G - Intangible Assets (Details) - Summary of Intangible Assets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross Carrying Amount	$ 287,248	$ 287,248
Finite Lived Intangible Assets Accumulated Amortization	(91,337)	(80,068)
Finite Lived Intangible Assets Net Carrying Amount	195,911	207,180
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross Carrying Amount	287,248	287,248
Finite Lived Intangible Assets Accumulated Amortization	(91,337)	(80,068)
Finite Lived Intangible Assets Net Carrying Amount	$ 195,911	$ 207,180